Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 1,948
Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	177
Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	552
Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	361
Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	78
Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	257
Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	523
2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1,335
2019 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	158
2019 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	552
2019 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	315
2019 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	75
2019 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	26
2019 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	209
2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	183
2020 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	5
2020 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2020 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	30
2020 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2020 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	24
2020 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	121
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	145
2021 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2021 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2021 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2021 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2021 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	24
2021 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	115
Subsequent years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	285
Subsequent years | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	11
Subsequent years | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	13
Subsequent years | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	183
Subsequent years | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 78